PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4:-          PROPERTY AND EQUIPMENT

The composition of property and equipment is as follows:

	December 31,
	2012	2013

Cost:
Leasehold improvements	$2,219	$4,230
Computers, peripheral equipment and electronic equipment	1,424	2,245
Office furniture and equipment	264	482

	3,907	6,957

Less accumulated depreciation	1,625	2,726

Depreciated cost	$2,282	$4,231

Depreciation expense amounted to $ 592, $ 871 and $ 1,229 for the years ended December 31, 2011, 2012 and 2013, respectively.

During 2011, the Company moved to new offices. As a result the Company abandoned its former offices and recognized a capital loss of $ 127 due to the disposal of leasehold improvements.